Taxation - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross Amount
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	$ 254,843	$ 274,227
Tax losses	123,691	7,815
Tax credits	272	238
Total	378,806	282,280
Tax Effected
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	67,955	72,887
Tax losses	33,810	2,621
Tax credits	272	238
Total	$ 102,037	$ 75,746